ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Environmental rehabilitation and other provisions	$ 729	$ 731	$ 697
Provision for decommissioning
Disclosure of other provisions [line items]
Beginning balance	219	196	237
Charge to income statement	3	0	0
Change in estimates	(8)	17	29
Unwinding of obligation/provision	3	2	10
Transfer to assets and liabilities held for sale	0	0	(81)
Utilised during the year	0	0	(1)
Translation	(2)	4	2
Ending balance	215	219	196
Provision for decommissioning | 10% Increase in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(5)	(3)	(4)
Provision for decommissioning | 10% Increase in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	21	22	20
Provision for decommissioning | 10% decrease in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	5	3	4
Provision for decommissioning | 10% Decrease in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(21)	(22)	(20)
Provision for restoration
Disclosure of other provisions [line items]
Beginning balance	440	423	385
Charge to income statement		2
Charge to income statement	(3)		(1)
Change in estimates	29	15	50
Unwinding of obligation/provision	6	4	9
Transfer to assets and liabilities held for sale	0	0	(15)
Utilised during the year	(10)	(11)	(5)
Translation	(4)	7	0
Ending balance	458	440	423
Provision for restoration | 10% Increase in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(5)	(3)	(6)
Provision for restoration | 10% Increase in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	46	44	42
Provision for restoration | 10% decrease in discount rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	5	3	6
Provision for restoration | 10% Decrease in cash flows
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(46)	(44)	(42)
Provision for silicosis
Disclosure of other provisions [line items]
Beginning balance	49	54	47
Change in estimates	1	4	(1)
Unwinding of obligation/provision	3	4	5
Transfer (to) from short term provisions included in trade, other payables and provisions	(5)	(1)	6
Utilised during the year	(10)	(9)	(5)
Translation	(4)	(3)	2
Ending balance	34	49	54
Provision for silicosis | 10% increase in take-up rates
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	6	6	6
Provision for silicosis | 10% increase in number of cases
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	6	6	6
Provision for silicosis | 10% increase in disease progression rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	3	3	3
Provision for silicosis | 10% derease in take-up rates
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(6)	(6)	(6)
Provision for silicosis | 10% decrease in number of cases
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(6)	(6)	(6)
Provision for silicosis | 10% decrease in disease progression rate
Sensitivity analysis
Increase (decrease) in other provision amount due to change in assumptions	(3)	(3)	(3)
Other provisions
Disclosure of other provisions [line items]
Beginning balance	23	24	158
Charge to income statement	14	12	39
Change in estimates	0	1	28
Unwinding of obligation/provision	0	0	1
Transfer to assets and liabilities held for sale	0	0	(115)
Transfer (to) from short term provisions included in trade, other payables and provisions	(7)	3	(79)
Utilised during the year	(6)	(13)	(11)
Translation	(2)	(4)	3
Ending balance	$ 22	$ 23	$ 24